Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Initial Class, Service Class and Service Class 2
April 30, 2017
Prospectus

Tobias Welo no longer serves as a co-manager of the fund.

Peter Dixon no longer serves as portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR’s Stock Selector Large Cap Group and Ford O’Neil.

Jonathan Kasen (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Brian Lempel (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), and Robert Stansky (co-manager) have managed the fund since January 2014.

Ford O’Neil (co-manager) has managed the fund since July 2015.

John Mirshekari (co-manager) has managed the fund since October 2016.

Nicola Stafford (co-manager) has managed the fund since July 2017.

Richard Malnight (co-manager) has managed the fund since November 2017.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Nicola Stafford is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Tobias Welo found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Richard Malnight is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

VBAL-17-02 1.918616.111	November 17, 2017

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Investor Class
April 30, 2017
Prospectus

Tobias Welo no longer serves as a co-manager of the fund.

Peter Dixon no longer serves as portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR’s Stock Selector Large Cap Group and Ford O’Neil.

Jonathan Kasen (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Brian Lempel (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), and Robert Stansky (co-manager) have managed the fund since January 2014.

Ford O’Neil (co-manager) has managed the fund since July 2015.

John Mirshekari (co-manager) has managed the fund since October 2016.

Nicola Stafford (co-manager) has managed the fund since August 2017.

Richard Malnight (co-manager) has managed the fund since November 2017.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Nicola Stafford is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Tobias Welo found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Richard Malnight is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

VB-INV-17-02 1.918617.111	November 17, 2017